UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New York (100.0%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.040%	3/7/14 LOC	10,685	10,685
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.030%	3/7/14 LOC	13,250	13,250
Bayport-Blue Point NY Union Free School
District TAN	1.000%	6/26/14	10,500	10,527
1 Blackrock Muni New York Intermediate Duration
Fund VRDP VRDO	0.110%	3/7/14 LOC	7,000	7,000
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.240%	3/7/14 LOC	65,000	65,000
1 Blackrock New York Municipal Income Quality
Trust Fund VRDP VRDO	0.110%	3/7/14 LOC	10,000	10,000
1 Blackrock New York Municipal Income Trust
Fund II VRDP VRDO	0.110%	3/7/14 LOC	16,800	16,800
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.040%	3/7/14 LOC	4,600	4,600
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.040%	3/7/14 LOC	4,580	4,580
Commack NY Union Free School District TAN	1.000%	6/26/14	28,000	28,074
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.040%	3/7/14 LOC	3,980	3,980
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,813
Erie County NY Industrial Development Agency
School Facility Revenue	5.625%	5/1/14 (Prere.)	25,000	25,229
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	13,120	13,243
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	14,720	14,857
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	9,620	9,710
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.040%	3/7/14	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.040%	3/7/14 LOC	4,400	4,400
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.030%	3/7/14 LOC	17,590	17,590
Half Hollow Hills NY Central School District TAN	0.750%	6/26/14	21,750	21,790
Hauppauge NY Union Free School District TAN	1.250%	6/27/14	11,500	11,539
Hempstead NY GO	3.000%	4/15/14	5,155	5,173
Long Island NY Power Authority Electric System
Revenue VRDO	0.030%	3/3/14 LOC	20,200	20,200

Massapequa NY Union Free School District TAN	1.500%	6/20/14	6,000	6,023
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.030%	3/7/14 LOC	8,705	8,705
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.040%	3/7/14 LOC	5,860	5,860
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.030%	3/7/14	38,400	38,400
New York City NY GO	5.000%	8/1/14	1,000	1,020
New York City NY GO	5.000%	11/1/14 (Prere.)	4,470	4,613
New York City NY GO VRDO	0.030%	3/3/14 LOC	9,400	9,400
New York City NY GO VRDO	0.030%	3/3/14	6,120	6,120
New York City NY GO VRDO	0.030%	3/3/14 LOC	3,400	3,400
New York City NY GO VRDO	0.030%	3/3/14	6,125	6,125
New York City NY GO VRDO	0.030%	3/3/14	6,000	6,000
New York City NY GO VRDO	0.030%	3/3/14	5,600	5,600
New York City NY GO VRDO	0.030%	3/3/14 LOC	1,865	1,865
New York City NY GO VRDO	0.030%	3/3/14	1,100	1,100
New York City NY GO VRDO	0.030%	3/3/14 LOC	2,000	2,000
New York City NY GO VRDO	0.040%	3/3/14 LOC	36,300	36,300
New York City NY GO VRDO	0.040%	3/7/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.030%	3/7/14 LOC	10,000	10,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.050%	3/3/14	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.090%	3/7/14	5,160	5,160
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.090%	3/7/14	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.020%	3/7/14 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.040%	3/7/14 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.040%	3/7/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.040%	3/7/14 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.040%	3/7/14 LOC	11,850	11,850
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.030%	3/7/14 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	3/7/14	21,300	21,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.030%	3/7/14 LOC	5,870	5,870

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.040%	3/7/14 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.040%	3/7/14 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.040%	3/7/14 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.040%	3/7/14 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.030%	3/7/14 LOC	15,000	15,000
New York City NY Housing Development Corp.
Revenue PUT	0.200%	12/23/14	7,750	7,750
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.040%	3/7/14 LOC	11,005	11,005
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.040%	3/7/14 LOC	2,635	2,635
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.040%	3/7/14 LOC	8,520	8,520
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.020%	3/7/14 LOC	14,390	14,390
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.070%	4/4/14	11,000	11,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.070%	4/7/14	6,250	6,250
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	3/7/14	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	3/7/14	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	3/7/14	2,000	2,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	3/7/14	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	11,725	11,725
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	400	400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	17,000	17,000

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	3/3/14	1,790	1,790
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/7/14	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.030%	3/7/14	10,000	10,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	3/7/14 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	3/7/14	15,210	15,210
New York City NY Transitional Finance Authority
Future Tax Revenue	2.000%	11/1/14	1,000	1,012
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	3/7/14	24,100	24,100
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	3/7/14	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	3/7/14	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	3/7/14	9,995	9,995
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	3/7/14	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.030%	3/7/14	7,650	7,650
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.020%	3/7/14	10,965	10,965
New York City NY Transitional Finance Authority
Revenue VRDO	0.030%	3/3/14	19,700	19,700
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.020%	3/7/14	10,020	10,020
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.040%	3/7/14 LOC	7,665	7,665
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.030%	3/7/14 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.030%	3/7/14	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.030%	3/7/14	59,460	59,460
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.050%	3/7/14 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	44,200	44,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	29,500	29,500
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.030%	3/7/14 (13)	3,100	3,100
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.030%	3/7/14 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.020%	3/7/14 LOC	11,800	11,800

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.030%	3/7/14 LOC	23,640	23,640
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.040%	3/7/14	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.090%	4/8/14 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.040%	3/7/14 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.040%	3/7/14 (13)	7,000	7,000
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.040%	3/7/14 LOC	9,500	9,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.040%	3/7/14 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.040%	3/7/14 LOC	3,790	3,790
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.040%	3/7/14 LOC	13,400	13,400
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.040%	3/7/14 LOC	6,130	6,130
New York State Dormitory Authority Revenue
(Columbia University) CP	0.100%	3/6/14	12,800	12,800
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.030%	3/7/14	9,235	9,235
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.020%	3/7/14	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.130%	3/4/14	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.050%	3/7/14	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.040%	3/7/14	6,675	6,675
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.050%	3/7/14 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.040%	3/7/14 LOC	4,270	4,270
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.040%	3/7/14	7,860	7,860
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.100%	3/7/14	15,785	15,785
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.120%	3/7/14	4,000	4,000
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.020%	3/7/14 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.020%	3/7/14 LOC	64,115	64,115
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.020%	3/7/14 LOC	8,465	8,465

New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.020%	3/7/14 LOC	12,725	12,725
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.020%	3/7/14 LOC	9,000	9,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.500%	3/15/14	1,000	1,001
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,035	9,052
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	3/7/14	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.020%	3/7/14	16,900	16,900
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	3/7/14	3,800	3,800
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.030%	3/7/14 LOC	30,000	30,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.030%	3/7/14 LOC	10,150	10,150
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.030%	3/7/14 LOC	8,400	8,400
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.030%	3/7/14	3,815	3,815
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.040%	3/7/14	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	6/15/14	1,650	1,675
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	5,908
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.040%	3/7/14	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,198
New York State GO TOB VRDO	0.030%	3/7/14	3,270	3,270
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.040%	3/7/14 LOC	15,020	15,020
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.030%	3/7/14 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.040%	3/7/14 LOC	4,500	4,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.020%	3/7/14 LOC	9,000	9,000
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.040%	3/7/14 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.030%	3/7/14 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.050%	3/7/14 LOC	20,800	20,800

New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.040%	3/7/14 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.040%	3/7/14 LOC	45,000	45,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.020%	3/7/14 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.030%	3/7/14 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.030%	3/7/14 LOC	14,700	14,700
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	3/7/14	19,400	19,400
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.030%	3/7/14 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.040%	3/7/14	16,000	16,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/3/14	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/3/14	11,200	11,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	3/3/14	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	3/3/14	1,680	1,680
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	3/7/14	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/7/14	12,295	12,295
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	3/7/14	8,500	8,500
New York State Power Authority Revenue CP	0.050%	3/12/14	17,860	17,860
New York State Power Authority Revenue CP	0.060%	3/12/14	3,400	3,400
New York State Power Authority Revenue PUT	0.150%	3/3/14	22,600	22,600
New York State Thruway Authority Personal
Income Tax Revenue	4.000%	3/15/14	1,675	1,677
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	10,000	10,382
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.040%	3/7/14	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/7/14 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/7/14 LOC	24,000	24,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	3/7/14	19,070	19,070
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.090%	3/7/14 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.090%	3/7/14 LOC	36,500	36,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.090%	3/7/14 LOC	20,000	20,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.040%	3/7/14 LOC	4,950	4,950

Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.040%	3/7/14 LOC	7,940	7,940
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.040%	3/7/14 LOC	5,830	5,830
Oyster Bay - East Norwich NY Central School
District TAN	1.500%	6/20/14	5,000	5,019
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/7/14	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	3/7/14	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	3/7/14	8,000	8,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	3/7/14	6,500	6,500
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.040%	3/7/14 LOC	3,125	3,125
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.040%	3/7/14 LOC	9,500	9,500
Three Village NY Central School District TAN	1.250%	6/26/14	26,000	26,087
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.020%	3/7/14	3,340	3,340
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.020%	3/7/14	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.040%	3/7/14 LOC	25,760	25,760
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.040%	3/7/14	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.040%	3/7/14	4,950	4,950
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.050%	3/7/14	10,025	10,025
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	3/7/14	9,500	9,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	16,160	16,160
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	5,745	5,745
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	2,195	2,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	4,340	4,340
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	11,430	11,430
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.030%	3/7/14	6,650	6,650
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.040%	3/7/14	24,985	24,985
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.040%	3/7/14	37,500	37,500
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.050%	3/7/14	2,500	2,500

Westchester County NY GO	4.000%	6/1/14	9,375	9,466
Westchester County NY GO	5.000%	7/1/14	8,930	9,075
				2,472,688
Total Tax-Exempt Municipal Bonds (Cost $2,472,688)				2,472,688
Total Investments (100.0%) (Cost $2,472,688)				2,472,688
Other Assets and Liabilities-Net (0.0%)				(1,124)
Net Assets (100%)				2,471,564

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $582,155,000, representing 23.6% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

New York Tax-Exempt Money Market Fund

(12) AGC Assured Guaranty Corporation.
(13) BHAC Berkshire Hathaway Assurance Corporation.
(14) NPFG National Public Finance Guarantee Corporation.
(15) BAM Build America Mutual Assurance Company.
(16) MAC Municipal Assurance Corporation.
(17) RAA Radian Asset Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
New York (98.0%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/25	325	370
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/22	1,225	1,365
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,283
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,728
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,752
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,743
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,619
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,685
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,589
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	3,912
Battery Park City NY Authority Revenue	5.000%	11/1/31	2,500	2,825
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,743
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,275	9,937
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,378
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	530
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	715
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,000	5,354
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	13,250	14,237
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	235	236

Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,068
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,060
Erie County NY GO	5.000%	4/1/20	1,540	1,788
Erie County NY GO	5.000%	4/1/21	1,645	1,903
Erie County NY GO	5.000%	4/1/22	1,630	1,895
Erie County NY GO	5.000%	4/1/23	1,000	1,145
Erie County NY GO	5.000%	4/1/24	750	850
Erie County NY GO	5.000%	4/1/25	560	629
Erie County NY GO	5.000%	4/1/26	700	781
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,545
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,049
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,544
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,528
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	6,818
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,205
Freeport NY GO	5.000%	1/15/21	2,175	2,547
Freeport NY GO	5.000%	1/15/22	2,265	2,649
Freeport NY GO	5.000%	1/15/23	2,335	2,690
Freeport NY GO	5.000%	1/15/24	2,540	2,897
Hempstead NY GO	5.000%	1/15/15	1,000	1,043
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,104
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	4,580	4,774
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/20	950	1,117
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,443
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,770
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,404
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,365	2,447
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	9,014
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	11,100	11,235
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,122
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,925	6,185

Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	19,620	21,408
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/16 (Prere.)	7,500	8,326
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17 (3)	120	133
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	111
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	17,507
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,295
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	14,201
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	9,627
Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,936
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,290
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	7,676
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,482
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	5,000	5,319
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,149
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,499
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,133
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,691
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	1,850	1,905
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,405
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/43	3,585	3,819
Nassau County NY GO	5.000%	10/1/20	9,025	10,518
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	3/7/14	17,700	17,700
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,968
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,470
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,004

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,063
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,019
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,217
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	775	796
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,290
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,020
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,319
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	3,455	2,582
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.130%	3/7/14 LOC	4,020	4,020
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,405
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,728
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	4,165
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	9/1/17	70	75
New York City NY GO	5.000%	8/1/21	2,000	2,352
New York City NY GO	5.000%	8/1/21	995	1,079
New York City NY GO	5.250%	9/1/21	8,100	9,514
New York City NY GO	5.000%	8/1/22	4,250	4,977
New York City NY GO	5.000%	8/1/22	4,000	4,596
New York City NY GO	5.000%	8/1/22	10,000	11,020
New York City NY GO	5.250%	8/15/22	10,000	11,671
New York City NY GO	5.250%	9/1/22	17,000	19,862
New York City NY GO	5.000%	10/1/22	2,985	3,398
New York City NY GO	5.000%	8/1/23	5,000	5,912
New York City NY GO	5.000%	8/1/23	5,000	5,869
New York City NY GO	5.000%	11/1/23	3,165	3,257
New York City NY GO	5.000%	4/1/24	15,000	17,260
New York City NY GO	5.000%	8/1/24	15,000	17,454
New York City NY GO	5.250%	8/15/24	15,000	17,400
New York City NY GO	5.000%	1/1/25	10,000	11,088
New York City NY GO	5.000%	8/1/25	2,010	2,134
New York City NY GO	5.000%	10/1/25	10,000	11,350
New York City NY GO	5.000%	1/1/26	1,360	1,508
New York City NY GO	5.000%	8/15/26	14,500	16,412
New York City NY GO	5.250%	8/15/26	5,100	5,850
New York City NY GO	5.000%	5/15/28	4,500	5,156
New York City NY GO	5.000%	8/1/28	7,000	8,052
New York City NY GO	5.000%	8/1/28	1,915	2,122
New York City NY GO	6.250%	10/15/28	1,035	1,226
New York City NY GO	5.625%	4/1/29	3,000	3,518

New York City NY GO	5.000%	8/1/29	2,500	2,742
New York City NY GO	5.000%	8/1/30	6,220	6,874
New York City NY GO	5.000%	8/1/30	2,335	2,591
New York City NY GO	5.000%	8/1/30	2,185	2,378
New York City NY GO	5.000%	3/1/31	6,000	6,569
New York City NY GO	5.450%	4/1/31	8,500	9,574
New York City NY GO	5.000%	8/1/31	3,000	3,245
New York City NY GO	5.000%	8/1/32	2,985	3,205
New York City NY GO	5.000%	10/1/33	6,500	7,003
New York City NY GO	5.000%	10/1/34	2,000	2,150
New York City NY GO	5.000%	8/1/35	3,500	3,727
New York City NY GO	5.375%	4/1/36	4,000	4,490
New York City NY GO	5.000%	10/1/36	3,000	3,197
New York City NY GO	5.000%	3/1/37	4,520	4,856
New York City NY GO VRDO	0.030%	3/3/14	1,200	1,200
New York City NY GO VRDO	0.030%	3/3/14 LOC	1,100	1,100
New York City NY GO VRDO	0.030%	3/3/14	13,435	13,435
New York City NY GO VRDO	0.030%	3/3/14 LOC	400	400
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,287
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,311
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,511
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,040
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,391
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,413
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,633
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,500	2,774
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,195	3,329
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,675
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,661
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.200%	11/1/45	3,065	3,186
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,523
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.030%	3/3/14 LOC	2,580	2,580
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.040%	3/7/14 LOC	2,230	2,230
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,245
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,937

New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	5,630	5,365
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,416
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	3,806
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,515
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,802
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,281
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,161
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	240	243
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,772
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,083
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,856
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	8,118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,238
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,641
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,368
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,497
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,579
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,584
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	760	769
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	11,430	12,048
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,249
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,002

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,324
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,387
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	16,860	18,258
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,387
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	6,625	7,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,301
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	20,000	21,202
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	3/3/14	3,415	3,415
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	3/3/14	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	10,500	10,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	3/3/14	14,900	14,900
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	7,000	7,185
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,393
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,822
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,704
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,701
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,724
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,149
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,567
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	543
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,723
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	539

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,333
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	6,425	6,993
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,779
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,654
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,542
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,735
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,522
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,904
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,236
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,234
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,704
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,666
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,527
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,243
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	5,000	5,551
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,885
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,481
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,043
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,814

New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,332
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	5,000	5,389
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,142
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	5,000	5,356
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	3/3/14	1,930	1,930
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.030%	3/3/14	21,505	21,505
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.040%	3/3/14	12,190	12,190
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.040%	3/3/14 LOC	11,620	11,620
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,642
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,205
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,382
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,310
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,156
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,432
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,501
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,588
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,835	7,327
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,273
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	14,752
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,189
New York Liberty Development Corp. Revenue	5.125%	1/15/44	12,000	12,459
New York Liberty Development Corp. Revenue	5.000%	11/15/44	21,910	22,616
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,369
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,510
New York Liberty Development Corp. Revenue	6.375%	7/15/49	16,725	17,945
New York Liberty Development Corp. Revenue	5.750%	11/15/51	21,395	23,280
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,518
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,482
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	4,986
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,011
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	51,500	56,421
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,702

New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,261
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,058
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,585
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,938
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,124
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,116
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,261
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,594
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,337
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,751
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,508
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,464
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,362
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,100
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,958
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,093
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	3,916
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,251
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	10,000	10,580
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,203
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,607
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,758
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	7,090	7,497
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	15,861
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,069
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,398
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	10,584

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,090
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,175
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,750
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,554
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,461
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,816
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,160
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,429
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	559
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,639
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,452
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	41,882
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	12,575	12,828
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	2,963
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,175
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,538
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,680
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,762
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,500	4,946
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,441
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,126
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,415
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,097
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,078
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,643

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	7,760	8,249
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,398
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,829
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,535
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,766
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,304
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,070
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,059
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	720
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,289
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,366
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	17,645
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,411
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,607
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.040%	3/7/14	5,300	5,300
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	259
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	377
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	332
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	365
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	283
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	452
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	337
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	570
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,065
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	356
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	607
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,493
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	276

New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	234
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,272
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,483
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,585
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,393
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,740
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,559
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,066
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	6,831
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	556
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/30	650	672
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	783
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	680
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,042
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	513
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,938
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,994
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,630
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,172
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,144
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,264
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,304
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,508
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,092
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,092

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,353
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,517
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,495
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	16,950
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	10,862
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	13,822
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	9,000	9,652
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,926
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,260
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,154
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,290
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,679
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,515
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,083
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,718
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,873
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,348
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,064
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,185
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,585
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,000	997
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,453

New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	600	575
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/38	500	453
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,387
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,817
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,634
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,447
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,516
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,225
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,852
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,445
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,792
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,404
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	8,151
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,458
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	6,000	6,380
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,565
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	658
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,997
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	869
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,148
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,539
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	804
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,317
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,147
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,139
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,976

New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,021
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,060
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	9,887
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,751
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,584
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,408
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,562
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,175
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,738
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,255
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,117
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,397
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	10,000	10,393
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,833
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,783
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,119
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,718
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,085
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,624
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,896
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,104
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,259
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,893
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,355
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	6,076
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,103
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,987
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.030%	3/3/14 LOC	5,200	5,200

New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,648
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	11/1/14	750	750
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	500	491
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	830	850
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,429
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	210	211
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,426
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	697
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/38	3,535	3,101
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	866
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	3,000	3,259
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,292
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,500	4,811
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.040%	3/7/14	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,440
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,318
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,477
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,572
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	5,775	6,775
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,319
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,806
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,421
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,638

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,212
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,629
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/32	2,900	3,175
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,074
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,062
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,625
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,339
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,198
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,250
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,387
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,407
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,763
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,442
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,084
New York State GO	5.000%	3/1/28	14,550	16,783
New York State GO	5.000%	2/15/39	9,500	10,481
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,424
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,263
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.030%	3/7/14 LOC	5,300	5,300
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,404
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,234
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	3,000	3,077
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,840	1,942
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,082
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,845
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,202
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,753
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,320

New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,108
New York State Thruway Authority Revenue	5.000%	1/1/32 (4)	5,775	6,034
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	13,750
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,189
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	26,319
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,628
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	167
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,326
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,233
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,817
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,220
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,204
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,191
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,632
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,465
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,893
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,640
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,677
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,067
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,663
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,228
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,259
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,297
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,732
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,541
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	10,651
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.050%	3/3/14	1,615	1,615
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,557
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,405
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,085	1,112
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,980
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,743

Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	343
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,870
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,029
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,776
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.030%	3/7/14 LOC	14,870	14,870
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,105
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/32	1,265	1,390
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/38	6,000	6,455
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/23	4,500	5,387
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,072
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,096
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,328
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,988
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,419
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	6,600	7,173
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,390
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	1,480	1,618
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	12,500	13,253
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,437
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,361
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,618
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/23	345	401
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/24	300	346

St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	4,495	4,684
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,260
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	520
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,035
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,042
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,500	7,690
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,727
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,368
Tobacco Settlement Asset Securitization Corp.
New York Revenue	5.000%	6/1/34	3,100	2,485
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	2,500	2,728
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,582
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,763
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	4,000	4,684
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,631
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,302
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,275
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	15,000	16,975
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	5,620
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,790
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,884
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,763
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,715
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	14,519
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	27,494
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.040%	3/7/14	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	3/3/14 LOC	1,500	1,500

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,584
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,786
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,841
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	5,000	5,811
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	10,000	11,521
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,458
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	7,970
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	4,650	5,253
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,531
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,727
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	2,570	2,854
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	16,370
Westchester County NY GO	4.000%	6/1/15	9,760	10,232
Westchester County NY GO	5.000%	7/1/15	9,380	9,990
Westchester County NY GO	5.000%	7/1/16	9,850	10,937
Westchester County NY GO	5.000%	7/1/17	10,340	11,880
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,851
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,313
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,392
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,478
Yonkers NY GO	5.000%	10/1/20	1,000	1,132
				3,143,086
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	9,500	9,715

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,000	2,060
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,150
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	4,944
				8,154
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,072

Total Tax-Exempt Municipal Bonds (Cost $3,032,047)				3,162,027
Total Investments (98.6%) (Cost $3,032,047)				3,162,027
Other Assets and Liabilities-Net (1.4%)				45,412
Net Assets (100%)				3,207,439

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $19,960,000, representing 0.6% of net assets.
2 Securities with a value of $643,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

New York Long-Term Tax-Exempt Fund

(17) RAA (Radian Asset Assurance Inc).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,162,027	—
Futures Contracts—Assets[1]	42	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	38	3,162,027	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

New York Long-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(194)	(24,159)	(41)
5-Year U.S. Treasury Note	June 2014	144	17,260	(4)
Ultra Long U.S. Treasury Note	June 2014	(35)	(5,026)	—
				(45)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $3,032,616,000. Net unrealized appreciation of investment securities for tax purposes was $129,411,000, consisting of unrealized gains of $149,792,000 on securities that had risen in value since their purchase and $20,381,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.